Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (30,300,971)	$ (27,090,243)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	3,566,344	3,538,866
Stock-based compensation	1,214,140	1,535,662
Bad debt expense/(change in reserve)	(86,688)	125,781
Change in fair value of warrants	(1,470,153)	1,592,955
Change in fair value of embedded derivative	0	4,323,770
Loss on Extinguishment of Debt	202,723	102,972
Amortization of debt discount	59,763	0
Other non-cash items	180,902	962,326
Changes in assets and liabilities:
Receivables, net	(1,811,520)	1,706,033
Prepaid and other current assets	(4,257,624)	822,690
Inventories	2,551,119	179,995
Unbilled receivables	(3,680,327)	0
Deferred Revenue	230,638	400,678
Accrued Expenses	1,052,121	681,504
Other current liabilities	909,832	(1,293,469)
Accounts payable	4,961,241	(5,314,709)
Long-term liabilities	(417,215)	614,828
Net cash used in operating activities	(27,095,675)	(17,110,361)
CASH FLOWS FROM INVESTING ACTIVITIES
Capital expenditures	(682,861)	(1,882,610)
Other investing activities	13,378	23,124
Net cash used in investing activities	(669,483)	(1,859,486)
CASH FLOWS FROM FINANCING ACTIVITIES
Principal payments on finance lease obligations	(56,264)	(53,279)
Proceeds from options exercise	331,373	45,242
Proceeds from sale of preferred stock	0	30,000,000
Preferred stock issuance costs	0	(715,840)
Proceeds from Convertible Note Issuance	0	8,217,304
Repayments from borrowing	(7,702,723)	(7,520,000)
Proceeds from borrowing	43,800,226	12,500,000
Debt issuance costs	(669,677)	0
Net cash provided by financing activities	35,702,935	42,473,427
Total change in cash, cash equivalents and restricted cash	7,937,777	23,503,580
CASH, CASH EQUIVALENTS AND RESTRICTED CASH BEGINNING OF PERIOD	30,043,046	12,889,931
CASH, CASH EQUIVALENTS AND RESTRICTED CASH AT END OF PERIOD	37,980,823	36,393,511
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid during the year for: Cash Paid for Taxes	16,728	8,188
Cash paid during the year for: Cash paid for Interest	280,990	318,954
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Conversion of convertible promissory note to preferred stock	0	12,644,170
Deferred transaction costs included in accrued expense & accounts payable	2,842,998	0
Cash and cash equivalents at end of period	35,409,156	$ 36,393,511
Restricted cash at end of period	$ 2,571,667